Consolidated Schedule of Investments PIMCO Municipal Income Fund II	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 174.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 8.3%
3981 MEIER
TBD% due 09/11/2058 «µ	$2,185	$2,185
TBD% - 5.710% due 09/11/2028 «µ	3,868	3,868
5625 Case TBD% - 5.760% due 03/01/2043 «µ	7,252	7,253
8911 Ramsgate TBD% - 5.790% due 04/01/2028 «µ	7,662	7,662
Ammons AT Asheville Highway TBD% due 10/01/2041 «(f)	10,094	9,039
Bellwood Senior Housing 4.280% due 10/01/2040 «(f)	2,852	2,603
Bonnie Brae 7.095% due 06/02/2059 «	7,800	8,006
Fairhaven Glen
TBD% due 11/01/2027 «µ	7,400	7,400
TBD% due 12/12/2041 «µ	500	500
TBD% - 6.182% due 01/01/2067 «µ	9,437	9,613
Falcon PK
TBD% due 11/01/2026 «µ	2,200	2,200
TBD% - 6.182% due 10/26/2063 «~µ	2,500	2,623
TBD% - 6.182% due 10/26/2063 «~	8,600	9,024
Gladieux Metals Recycling LLC 14.107% (TSFR3M + 10.000%) due 10/19/2025 «~(f)	6,853	3,374
Laurel Wood Apartments TBD% - 6.500% due 01/01/2043 «µ	9,395	9,424

Total Loan Participations and Assignments (Cost $84,627)		84,774

MUNICIPAL BONDS & NOTES 161.7%
ALABAMA 3.0%
Baldwin County, Alabama Industrial Development Authority Revenue Bonds, Series 2025
4.625% due 06/01/2055	1,100	1,103
5.000% due 06/01/2055	3,800	3,890
Huntsville Public Building Authority, Alabama Revenue Bonds, Series 2022 5.000% due 02/01/2047	1,000	1,027
Irondale Public Building Authority, Alabama Revenue Bonds, Series 2024 4.000% due 10/01/2049	6,215	5,619
Jefferson County, Alabama Sewer Revenue Bonds, Series 2024 5.250% due 10/01/2049	10,000	10,324
Mobile County, Alabama Industrial Development Authority Revenue Bonds, Series 2024 5.000% due 06/01/2054	4,890	4,709
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025 5.000% due 01/01/2056	4,100	4,332

		31,004

ALASKA 0.5%
Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022 5.250% due 11/01/2062	4,695	4,825

ARIZONA 8.7%
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050 ^(b)	4,800	147
Arizona Industrial Development Authority Revenue Bonds, Series 2025
5.000% due 01/01/2059 (d)	6,600	3,600
5.125% due 01/01/2059	3,479	2,952
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020 5.000% due 07/01/2055 ^(b)	4,700	3,760
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2017 4.000% due 01/01/2041	3,000	2,802
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 4.000% due 01/01/2044	21,865	19,979
Maricopa County, Arizona School District No 83, Cartwright Elementary Revenue Bonds, Series 2020 4.000% due 10/01/2044	16,320	13,475
Salt Verde Financial Corp. Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2032	4,930	5,386

Consolidated Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2025 (Unaudited)

5.000% due 12/01/2037	34,000	36,526

		88,627

ARKANSAS 1.0%
Arkansas Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006 0.000% due 07/01/2036 (c)	5,500	3,466
Arkansas Development Finance Authority Revenue Bonds, Series 2019 4.500% due 09/01/2049	800	767
Arkansas Development Finance Authority Revenue Bonds, Series 2022 5.450% due 09/01/2052	350	350
Arkansas Development Finance Authority Revenue Bonds, Series 2023 7.375% due 07/01/2048	5,000	5,426

		10,009

CALIFORNIA 3.2%
California Community Choice Financing Authority Revenue Bonds, Series 2025 5.000% due 10/01/2055	2,600	2,798
California County Tobacco Securitization Agency Revenue Bonds, Series 2002 6.000% due 06/01/2035	255	256
California Housing Finance Revenue Bonds, Series 2024 6.000% due 03/01/2053	9,700	9,900
California Statewide Communities Development Authority Revenue Bonds, Series 2016 5.000% due 12/01/2046	6,000	5,680
Folsom Cordova Unified School District, California General Obligation Bonds, (AGM Insured), Series 2019 4.000% due 10/01/2044	1,810	1,763
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 0.000% due 06/01/2066 (c)	12,500	1,331
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	1,485	1,572
6.500% due 11/01/2039	3,750	4,599
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021 4.000% due 07/01/2051	4,815	4,255

		32,154

COLORADO 6.2%
Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 01/01/2040	10,000	9,736
4.000% due 11/15/2043	14,910	13,624
4.000% due 08/01/2049	8,000	6,837
5.000% due 08/01/2044	6,015	6,070
Colorado Health Facilities Authority Revenue Bonds, Series 2025 5.125% due 12/01/2055	3,500	3,503
Colorado International Center Metropolitan District No 7, General Obligation Bonds, Series 2021 5.250% due 12/01/2051 (d)	3,945	3,204
Crowfoot Valley Ranch Metropolitan District No 2, Colorado General Obligation Bonds, (BAM Insured), Series 2024
4.250% due 12/01/2049	2,000	1,829
4.375% due 12/01/2054	2,000	1,828
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022 5.875% due 12/01/2052	4,750	4,826
Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022 7.250% due 12/01/2052	6,000	6,046
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.500% due 11/15/2038	2,430	2,939
Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	2,050	1,922
Third Creek Metropolitan District No 1, Colorado General Obligation Bonds, Series 2022 4.750% due 12/01/2051	1,275	984

		63,348

CONNECTICUT 0.6%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2022 5.000% due 07/01/2047	5,680	5,808

DELAWARE 2.3%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.461% due 07/01/2037	21,420	19,341
7.120% due 07/01/2037	3,780	3,661

		23,002

DISTRICT OF COLUMBIA 1.9%
District of Columbia Revenue Bonds, Series 2015 5.000% due 07/15/2040	7,000	7,021
District of Columbia Revenue Bonds, Series 2022
5.500% due 02/29/2036	1,625	1,838
5.500% due 08/31/2036	1,800	2,034
5.500% due 02/28/2037	1,850	2,084
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2023 5.250% due 10/01/2053	4,000	4,124

Consolidated Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2025 (Unaudited)

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2024 5.000% due 10/01/2040	1,750	1,845

		18,946

FLORIDA 7.8%
Babcock Ranch Community Independent Special District, Florida Special Assessment Bonds, Series 2022 5.000% due 05/01/2042	1,230	1,231
Berry Bay II Community Development District, Florida Special Assessment Bonds, Series 2024 5.200% due 05/01/2044	550	537
Central Florida Expressway Authority Revenue Bonds, Series 2017 4.000% due 07/01/2041	6,240	6,171
Charlotte County Industrial Development Authority, Florida Revenue Bonds, Series 2021 4.000% due 10/01/2051	6,000	4,913
Florida Department of Transportation Turnpike System State Revenue Bonds, Series 2024 4.000% due 07/01/2051	10,500	9,890
Florida Development Finance Corp. Revenue Bonds, (AGM Insured), Series 2024
5.000% due 07/01/2044	1,200	1,181
5.250% due 07/01/2047	5,295	5,215
Florida Development Finance Corp. Revenue Bonds, Series 2024 4.500% due 08/01/2055	6,000	5,544
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2050	7,150	6,232
Kissimmee, Florida Revenue Bonds, Series 2024 4.000% due 10/01/2049	2,125	1,976
Lakes of Sarasota Community Development District, Florida Revenue Bonds, Series 2018 5.000% due 07/01/2041	10,000	10,146
Miami-Dade County, Florida Aviation Revenue Notes, Series 2024 5.000% due 10/01/2034	900	1,008
Miami-Dade County, Florida Housing Finance Authority Revenue Bonds, (FNMA Insured), Series 2025 4.880% due 03/01/2046	2,500	2,498
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018
4.000% due 07/01/2044	1,000	965
4.000% due 07/01/2046	1,000	950
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019 4.000% due 10/01/2048	5,000	4,605
Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2023 5.000% due 10/01/2047	7,250	7,255
Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2025 5.000% due 10/01/2043	5,000	5,244
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017 4.000% due 08/15/2047	3,750	3,302

		78,863

GEORGIA 7.0%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2044	3,895	3,895
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 6.750% due 01/01/2035 ^(b)	7,100	4,047
Fayette County, Georgia Hospital Authority Revenue Bonds, Series 2016 5.000% due 07/01/2046	10,000	10,035
Gainesville & Hall County, Georgia Hospital Authority Revenue Bonds, Series 2021 4.000% due 02/15/2051	3,800	3,286
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024 5.000% due 05/01/2055	5,000	5,469
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2060	35,680	35,328
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2037	850	872
5.000% due 01/01/2038	1,500	1,535
5.000% due 01/01/2049	2,000	1,998
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 5.000% due 07/01/2052	2,000	2,013
Valdosta & Lowndes County, Georgia Hospital Authority Revenue Bonds, (CNTY Insured), Series 2024 4.125% due 10/01/2049	3,000	2,858

		71,336

ILLINOIS 12.6%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2017 5.000% due 12/01/2036	3,770	3,741
Chicago Board of Education, Illinois General Obligation Bonds, Series 2018 5.000% due 12/01/2046	11,000	9,981
Chicago Board of Education, Illinois General Obligation Bonds, Series 2025 5.750% due 12/01/2050	6,000	5,903
Chicago O'Hare International Airport, Illinois Revenue Bonds, (AGM Insured), Series 2020 4.000% due 01/01/2039	3,000	3,005
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2017 5.000% due 01/01/2047	5,000	4,981
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2024 5.250% due 01/01/2048	9,530	9,901
Chicago Park District, Illinois General Obligation Bonds, Series 2020 4.000% due 01/01/2036	1,300	1,294

Consolidated Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2025 (Unaudited)

Cook County, Illinois School District No 28 General Obligation Bonds, Series 2025 5.000% due 12/01/2050	2,585	2,621
Illinois Finance Authority Revenue Bonds, Series 2017 5.000% due 02/15/2037 ^(b)	3,683	38
Illinois Finance Authority Revenue Bonds, Series 2018 5.000% due 05/15/2043	12,000	12,103
Illinois Finance Authority Revenue Bonds, Series 2019 5.000% due 11/01/2035 ^(b)	4,010	2,777
Illinois Finance Authority Revenue Notes, Series 2024 5.000% due 11/15/2034	4,500	4,967
Illinois State General Obligation Bonds, Series 2017 5.000% due 11/01/2029	1,000	1,045
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	6,175	6,256
5.000% due 05/01/2041	3,000	3,049
Illinois State General Obligation Bonds, Series 2024
5.250% due 05/01/2047	5,000	5,171
5.250% due 05/01/2048	3,750	3,864
Illinois State General Obligation Bonds, Series 2025 5.000% due 09/01/2042	3,400	3,542
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2025	7,740	7,755
Illinois State Toll Highway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2041	12,500	12,568
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012 0.000% due 12/15/2051 (c)	10,000	2,692
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022
0.000% due 06/15/2036 (c)	1,000	648
0.000% due 12/15/2036 (c)	1,750	1,103
0.000% due 06/15/2037 (c)	1,000	613
Regional Transportation Authority, Illinois Revenue Bonds, Series 2018 5.000% due 06/01/2038	15,400	16,012
Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2018 4.000% due 01/01/2048	2,750	2,439

		128,069

INDIANA 3.4%
Indiana Finance Authority Revenue Bonds, Series 2012 4.250% due 11/01/2030	5,650	5,791
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039 ^(b)	6,115	306
Indiana Finance Authority Revenue Bonds, Series 2024 4.250% due 03/01/2049	5,000	4,559
Indiana Finance Authority Revenue Bonds, Series 2025 5.000% due 10/01/2057	9,500	10,630
Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006 4.000% due 11/15/2046	2,000	1,829
Indiana Housing & Community Development Authority Revenue Bonds, Series 2016 6.250% due 07/01/2056	2,080	1,981
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023
5.000% due 01/01/2053	3,000	3,080
6.000% due 03/01/2053	4,500	4,669
Indianapolis, Indiana Revenue Bonds, Series 2016 6.250% due 07/01/2056	2,080	1,988

		34,833

IOWA 2.7%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 5.000% due 12/01/2050	21,200	24,423
Iowa Finance Authority Revenue Bonds, Series 2022 8.000% due 01/01/2042	3,575	3,101

		27,524

KANSAS 0.0%
Lenexa, Kansas Tax Allocation Bonds, Series 2007 6.000% due 04/01/2027 ^(b)	639	57

KENTUCKY 1.0%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2019 5.000% due 08/01/2049	1,220	1,213
Kentucky Municipal Energy Agency Revenue Bonds, (AGC Insured), Series 2025 5.000% due 01/01/2055	6,000	6,141
Warren County, Kentucky Revenue Bonds, Series 2024 5.250% due 04/01/2049	2,500	2,594

		9,948

LOUISIANA 4.1%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 4.000% due 05/01/2045	15,000	14,159
Louisiana Public Facilities Authority Revenue Bonds, (AGM Insured), Series 2025
5.000% due 07/01/2041	1,100	1,172

Consolidated Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2025 (Unaudited)

5.000% due 07/01/2042	1,100	1,159
5.000% due 07/01/2043	1,000	1,045
5.000% due 07/01/2044	750	778
5.000% due 07/01/2045	375	388
Louisiana Public Facilities Authority Revenue Bonds, Series 2017
5.000% due 05/15/2042	7,750	7,787
5.000% due 05/15/2046	5,000	5,007
Parish of St James, Louisiana Revenue Bonds, Series 2010
6.350% due 07/01/2040	2,600	2,824
6.350% due 10/01/2040	2,800	3,042
Port New Orleans Board of Commissioners, Louisiana Revenue Bonds, Series 2020 5.000% due 04/01/2047	4,290	4,320

		41,681

MAINE 0.4%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020
4.000% due 07/01/2045	2,000	1,827
4.000% due 07/01/2050	2,000	1,796

		3,623

MARYLAND 0.2%
Maryland Economic Development Corp. Revenue Bonds, Series 2020
4.000% due 07/01/2040	1,000	931
4.250% due 07/01/2050	1,400	1,229

		2,160

MASSACHUSETTS 0.7%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2040	2,000	1,976
Massachusetts Development Finance Agency Revenue Bonds, Series 2010 7.625% due 10/15/2037 ^(b)	673	0
Massachusetts Development Finance Agency Revenue Bonds, Series 2016 5.000% due 01/01/2047	4,500	4,341
Massachusetts Housing Finance Agency Revenue Bonds, Series 2003 5.125% due 06/01/2043	525	525

		6,842

MICHIGAN 3.7%
Gerald R Ford International Airport Authority, Michigan Revenue Bonds, (CNTY Insured), Series 2021 5.000% due 01/01/2051	2,500	2,526
Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022 4.000% due 04/15/2042	3,000	2,893
Michigan Finance Authority Revenue Bonds, Series 2016 5.000% due 12/01/2045	3,000	3,015
Michigan Finance Authority Revenue Bonds, Series 2017 5.000% due 12/01/2046	9,700	9,743
Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 02/15/2047	3,500	3,109
4.000% due 02/15/2050	7,500	6,516
Michigan Finance Authority Revenue Bonds, Series 2020
4.800% due 09/01/2040	185	155
5.000% due 09/01/2050	300	232
Michigan Finance Authority Revenue Notes, Series 2020 4.300% due 09/01/2030	100	95
Michigan State Housing Development Authority Revenue Bonds, Series 2015 4.350% due 10/01/2045	3,840	3,838
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2058 (c)	52,500	1,298
Michigan Trunk Line State Revenue Bonds, Series 2021 4.000% due 11/15/2044	5,000	4,674

		38,094

MINNESOTA 0.8%
Duluth Economic Development Authority Health Care Facilities, Minnesota Revenue Bonds, Series 2022 5.250% due 06/15/2047	2,500	2,608
Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue Bonds, Series 2017 5.000% due 11/15/2047	1,590	1,593
St Cloud, Minnesota Revenue Bonds, Series 2024 5.000% due 05/01/2054	4,000	4,067

		8,268

MISSISSIPPI 0.4%
Mississippi Development Bank Revenue Bonds, Series 2025 5.000% due 06/01/2050	3,750	3,842

MISSOURI 3.1%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2013 5.000% due 11/15/2044	10,000	10,003

Consolidated Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2025 (Unaudited)

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2018 4.000% due 11/15/2048	3,000	2,751
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
4.000% due 02/15/2037	510	511
4.000% due 02/15/2039	600	587
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2023 5.500% due 12/01/2048	5,100	5,417
Jefferson County Industrial Development Authority, Missouri Revenue Bonds, (FNMA Insured), Series 2024 4.450% due 02/01/2043	7,738	7,667
Missouri Development Finance Board Revenue Bonds, Series 2022 5.250% due 05/01/2055	4,000	4,104

		31,040

MONTANA 0.3%
Montana Facility Finance Authority Revenue Bonds, Series 2025 5.500% due 02/15/2055	2,650	2,780

MULTI-STATE 3.3%
FHLMC Multifamily VRD Certificates, Revenue Bonds, Series 2025
4.388% due 11/25/2042	10,426	10,246
4.869% due 01/25/2043	5,688	5,889
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023 4.140% due 01/25/2040	5,866	5,765
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024 4.700% due 04/25/2042 ~	11,160	11,317

		33,217

NEBRASKA 0.4%
University of Nebraska Facilities Corp. Revenue Bonds, Series 2021 4.000% due 07/15/2062	5,085	4,549

NEVADA 1.3%
Las Vegas Convention & Visitors Authority, Nevada Revenue Bonds, Series 2023 5.000% due 07/01/2049	7,950	8,216
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (c)	45,500	5,324

		13,540

NEW HAMPSHIRE 2.7%
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 4.837% due 07/20/2036	10,668	10,623
New Hampshire Business Finance Authority Revenue Bonds, Series 2025
4.168% due 01/20/2041 ~	2,589	2,496
4.216% due 11/20/2042	4,297	4,080
New Hampshire Health and Education Facilities Authority Act Revenue Bonds, Series 2025 5.000% due 08/01/2055	10,000	10,209

		27,408

NEW JERSEY 3.5%
Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019 3.870% due 11/15/2035 (f)	144	131
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002 5.750% due 04/01/2031	2,050	2,070
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006 0.000% due 12/15/2034 (c)	7,200	5,235
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018 5.000% due 12/15/2036	1,500	1,563
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019 5.250% due 06/15/2043	5,000	5,140
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023 5.250% due 06/15/2050	5,000	5,242
Passaic County, New Jersey Improvement Authority Revenue Bonds, Series 2025 4.500% due 07/01/2040	1,000	987
Tobacco Settlement Financing Corp. New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2031	2,200	2,305
5.000% due 06/01/2046	13,680	13,369

		36,042

NEW YORK 14.5%
Build NYC Resource Corp. New York Revenue Bonds, Series 2023 5.250% due 07/01/2057	4,000	3,998
Erie County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured), Series 2023 4.250% due 02/01/2041	4,825	4,797
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2020 5.250% due 11/15/2055	2,000	2,040
Nassau County, New York General Obligation Bonds, Series 2021 5.000% due 01/01/2058 «	4,402	55
New York City, New York General Obligation Bonds, Series 2018 5.000% due 04/01/2045	2,300	2,342

Consolidated Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2025 (Unaudited)

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2019 4.000% due 05/01/2041	1,110	1,080
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2020 4.000% due 05/01/2045	9,375	8,820
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022 5.500% due 11/01/2045	9,250	9,951
New York Energy Finance Development Corp. Revenue Bonds, Series 2025 5.000% due 07/01/2056	2,800	2,994
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035 (e)	21,505	24,748
New York Liberty Development Corp. Revenue Bonds, Series 2007 5.500% due 10/01/2037	4,700	5,504
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	9,250	9,250
New York Liberty Development Corp. Revenue Bonds, Series 2021 2.875% due 11/15/2046	7,160	5,162
New York State Dormitory Authority Revenue Bonds, Series 2017 4.000% due 02/15/2047	6,000	5,592
New York State Dormitory Authority Revenue Bonds, Series 2022 5.000% due 05/01/2052	2,000	2,027
New York State Thruway Authority Revenue Bonds, Series 2019 4.000% due 01/01/2039	8,150	8,152
New York State Thruway Authority Revenue Bonds, Series 2021
4.000% due 03/15/2040	1,500	1,482
4.000% due 03/15/2047	9,375	8,679
New York State Urban Development Corp. Revenue Bonds, Series 2019 4.000% due 03/15/2045	4,100	3,869
New York State Urban Development Corp. Revenue Bonds, Series 2021 4.000% due 03/15/2047	12,250	11,462
New York Transportation Development Corp. Revenue Bonds, (AGC Insured) ,Series 2024 5.250% due 12/31/2054	6,200	6,321
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023 5.125% due 06/30/2060	10,500	10,510
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2024 5.000% due 06/30/2054	1,800	1,799
Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019 4.000% due 12/01/2047	3,350	3,116
Suffolk Tobacco Asset Securitization Corp. New York Revenue Bonds, Series 2021 4.000% due 06/01/2050	4,420	3,694

		147,444

NORTH CAROLINA 1.6%
Inlivian, North Carolina Revenue Bonds, (FNMA Insured), Series 2024 4.450% due 06/01/2041	4,670	4,745
Inlivian, North Carolina Revenue Bonds, (FNMA Insured), Series 2025 5.050% due 02/01/2043	2,000	2,083
North Carolina Turnpike Authority Revenue Bonds, (AGM Insured), Series 2024 5.000% due 01/01/2058	6,500	6,661
University of North Carolina Hospitals at Chapel Hill Revenue Bonds, Series 2016 4.000% due 02/01/2046	2,500	2,368

		15,857

NORTH DAKOTA 0.0%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043 ^(b)	3,740	0

OHIO 6.7%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (c)	82,900	7,775
5.000% due 06/01/2055	8,700	7,436
Columbus Regional Airport Authority, Ohio Revenue Bonds, Series 2025
5.000% due 01/01/2036	1,000	1,092
5.000% due 01/01/2038	2,200	2,356
Geisinger Authority, Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2047	16,310	14,717
Montgomery County, Ohio Dayton Children's Hospital Revenue Bonds, Series 2021 4.000% due 08/01/2046	4,500	4,111
Ohio Air Quality Development Authority Revenue Bonds, Series 2015 4.250% due 11/01/2040	7,000	7,159
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	5,000	4,582
Ohio Air Quality Development Authority Revenue Notes, Series 2019 3.250% due 09/01/2029	3,450	3,417
Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
4.350% due 09/01/2044	2,255	2,248
4.550% due 09/01/2049	2,450	2,440

Consolidated Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2025 (Unaudited)

Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 4.550% due 09/01/2045	10,650	10,619

		67,952

OKLAHOMA 0.4%
Oklahoma Development Finance Authority Revenue Bonds, Series 2018 5.500% due 08/15/2052	3,600	3,613

OREGON 0.8%
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
4.000% due 08/15/2039	3,545	3,405
4.000% due 08/15/2050	1,500	1,298
Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022 0.000% due 06/15/2048 (c)	10,000	3,383

		8,086

PENNSYLVANIA 3.7%
Bucks County, Pennsylvania Water and Sewer Authority Revenue Bonds, (AGM Insured), Series 2022 4.250% due 12/01/2047	1,800	1,755
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2023 4.450% due 10/01/2034	3,000	3,095
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2022 4.000% due 05/01/2040	1,750	1,661
Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022 5.750% due 12/31/2062	13,000	13,720
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	3,000	3,094
Philadelphia, Pennsylvania Airport Revenue Bonds, Series 2017 5.000% due 07/01/2047	9,000	9,001
Philadelphia, Pennsylvania Airport Revenue Bonds, Series 2021 5.000% due 07/01/2051	5,000	5,037

		37,363

PUERTO RICO 6.7%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (c)	122,000	5,052
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	5,984	3,964
0.000% due 11/01/2051	11,329	7,661
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (c)	7,250	5,187
4.000% due 07/01/2041	6,900	6,186
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	19,300	6,591
0.000% due 07/01/2051 (c)	76,900	19,344
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.784% due 07/01/2058	14,660	13,632

		67,617

RHODE ISLAND 0.9%
Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2015 5.000% due 06/01/2050	9,450	9,279

SOUTH CAROLINA 1.0%
South Carolina Public Service Authority Revenue Bonds, Series 2025
5.000% due 12/01/2048	3,500	3,588
5.250% due 12/01/2050	6,700	6,973

		10,561

SOUTH DAKOTA 0.2%
South Dakota Housing Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 4.500% due 11/01/2045	2,100	2,100

TENNESSEE 0.2%
Chattanooga Health Educational & Housing Facility Board, Tennessee Revenue Bonds, Series 2019 5.000% due 08/01/2049	1,650	1,640

TEXAS 24.5%
AG East Montgomery County, Texas Improvement District Sales Tax Revenue Bonds, (AGM Insured), Series 2024 4.000% due 08/15/2044	1,600	1,499
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045 ^(b)	2,585	260
12.000% due 12/01/2045 ^(b)	4,350	515
Arlington Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2024 4.125% due 08/15/2049	5,000	4,661
Arlington Higher Education Finance Corp. Texas Revenue Bonds, Series 2025 5.625% due 06/15/2045	2,000	2,015

Consolidated Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2025 (Unaudited)

Barbers Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.250% due 02/15/2054	6,300	6,013
Bexar County Texas Hospital District, General Obligation Bonds, Series 2018 4.000% due 02/15/2043	2,500	2,341
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2023 12.000% due 06/01/2043	2,931	674
Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021 3.625% due 07/01/2026	3,850	3,740
Clifton Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025 4.375% due 02/15/2042	2,200	2,197
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2021 4.000% due 12/01/2051	5,000	4,491
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022 5.000% due 11/01/2039	4,000	4,287
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2025 5.250% due 11/01/2042 (a)	4,500	4,788
EP Tuscany Zaragosa PFC, Texas Revenue Notes, Series 2023 4.000% due 12/01/2033	15,205	15,183
Everman Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2049	4,000	3,755
Fort Bend County Texas Public Facility Corp. Revenue Bonds, Series 2023 5.000% due 03/01/2048	13,500	13,960
Fort Worth, Texas Water & Sewer System Revenue Bonds, Series 2025 5.000% due 02/15/2049	4,000	4,167
Grand Parkway Transportation Corp. Texas Revenue Bonds, (AGM/CR Insured), Series 2020 4.000% due 10/01/2049	4,045	3,673
Grand Parkway Transportation Corp. Texas Revenue Bonds, Series 2020 4.000% due 10/01/2049	5,580	4,978
Houston, Texas Airport System Revenue Bonds, Series 2024 5.500% due 07/15/2036	1,000	1,087
Houston, Texas Combined Utility System Revenue Bonds, Series 2020 4.000% due 11/15/2049	3,510	3,148
Hurst-Euless-Bedford Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 08/15/2050	9,000	8,258
La Vega Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2049	20,940	19,367
Lamar Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2053	4,900	5,041
Lamar Consolidated Independent School District, Texas General Obligation Bonds, Series 2023 4.000% due 02/15/2048	5,000	4,583
Lower Colorado River Authority, Texas Revenue Bonds, Series 2025 5.000% due 05/15/2041	5,000	5,316
New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2016 5.000% due 07/01/2046 ^	1,030	930
New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2025
5.000% due 11/01/2040	2,000	2,051
5.000% due 11/01/2055	2,450	2,304
North Texas Tollway Authority Revenue Bonds, Series 2017 4.000% due 01/01/2043	3,000	2,842
Permanent University Fund - Texas A&M University System Revenue Bonds, Series 2025 5.000% due 07/01/2051	4,000	4,182
San Antonio Municipal Facilities Corp. Texas Revenue Bonds, Series 2021 4.000% due 08/01/2048	5,300	4,932
San Antonio Public Facilities Corp. Texas Revenue Bonds, Series 2012 4.000% due 09/15/2042	10,000	9,152
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2024 5.250% due 02/01/2049	10,000	10,572
Southeast Regional Management District, Texas General Obligation Bonds, (AGC Insured), Series 2024
4.250% due 04/01/2046	1,000	938
4.250% due 04/01/2049	1,185	1,094
4.250% due 04/01/2053	1,755	1,590
Southwest Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.000% due 02/01/2053	5,000	4,503
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017 6.750% due 11/15/2047	2,000	2,017
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 11/15/2051	6,000	6,121
Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2025 5.750% due 01/01/2056	12,420	13,789
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 5.250% due 12/15/2026	150	153
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	10,600	10,825
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019 5.000% due 06/30/2058	9,000	8,852
Texas Water Development Board Revenue Bonds, Series 2022 4.800% due 10/15/2052	3,400	3,473
Texas Water Development Board Revenue Bonds, Series 2023 4.875% due 10/15/2048	3,200	3,308
Texas Water Development Board Revenue Bonds, Series 2024 4.125% due 10/15/2047	12,250	11,648
Texas Water Development Board Revenue Bonds, Series 2025 4.250% due 10/15/2041 (a)	9,235	9,362

Consolidated Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2025 (Unaudited)

West Harris County, Texas Regional Water Authority Revenue Bonds, (BAM Insured), Series 2021 4.000% due 12/15/2060	5,110	4,491

		249,126

UTAH 2.8%
County of Salt Lake, Utah Revenue Bonds, (AMBAC Insured), Series 2001 5.125% due 02/15/2033	7,000	7,115
Downtown Revitalization Public Infrastructure District, Utah Revenue Bonds, (AGC Insured), Series 2025
5.250% due 06/01/2041	1,750	1,931
5.250% due 06/01/2042	2,000	2,184
5.250% due 06/01/2043	2,300	2,489
Mida Mountain Village Public Infrastructure District, Utah Special Assessment Notes, Series 2021 4.000% due 08/01/2031	900	904
Military Installation Development Authority, Utah Revenue Bonds, Series 2021 4.000% due 06/01/2036	1,000	948
Ogden City Redevelopment Agency, Utah Revenue Bonds, Series 2023 5.000% due 01/15/2053	2,740	2,801
Salt Lake City, Utah Airport Revenue Bonds, Series 2017 5.000% due 07/01/2047	8,000	8,001
Utah County, Utah Revenue Bonds, Series 2016 4.000% due 05/15/2047	2,500	2,314

		28,687

VIRGINIA 1.9%
Virginia Housing Development Authority Revenue Bonds, Series 2023 5.125% due 10/01/2048	2,210	2,274
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (c)	99,000	2,749
5.000% due 07/01/2034	5,000	4,435
Virginia Small Business Financing Authority Revenue Bonds, Series 2020 4.000% due 12/01/2049	11,200	10,009

		19,467

WASHINGTON 1.7%
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2018 4.000% due 01/01/2046	4,000	3,749
Vancouver Housing Authority, Washington Revenue Bonds, Series 2025 4.125% due 12/01/2039	3,250	3,067
Washington Health Care Facilities Authority Revenue Bonds, Series 2020
5.000% due 09/01/2039	2,875	3,012
5.000% due 09/01/2045	2,250	2,283
Washington State Housing Finance Commission Revenue Bonds, Series 2018 5.000% due 07/01/2038	825	684
Washington State Housing Finance Commission Revenue Bonds, Series 2025 4.078% due 11/20/2041	4,697	4,435

		17,230

WEST VIRGINIA 1.8%
Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017 5.500% due 06/01/2037	4,000	4,049
West Virginia Economic Development Authority Revenue Bonds, Series 2017 4.000% due 06/15/2040	9,610	9,309
West Virginia Economic Development Authority Revenue Bonds, Series 2025 5.450% due 01/01/2055	4,900	5,114

		18,472

WISCONSIN 5.5%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
6.750% due 08/01/2031	1,000	770
7.000% due 01/01/2050	9,500	9,864
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018 6.375% due 01/01/2048 ^(b)	9,500	4,275
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
0.000% due 01/01/2061 (c)	32,310	2,604
4.000% due 09/30/2051	2,960	2,424
4.000% due 03/31/2056	2,000	1,600
4.500% due 06/01/2056	4,605	3,362
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022 5.000% due 10/01/2052	2,000	2,032
Public Finance Authority, Wisconsin Revenue Bonds, Series 2025
5.000% due 11/15/2035	500	545
5.000% due 11/15/2036	500	541
5.000% due 11/15/2037	500	536
5.000% due 11/15/2038	600	636
5.250% due 11/15/2050	2,500	2,536
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2045 (c)	17,355	6,690
0.000% due 12/15/2055 (c)	20,420	4,644
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	5,455	5,500

Consolidated Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2025 (Unaudited)

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2022 4.000% due 12/01/2051	8,460	7,318

		55,877

Total Municipal Bonds & Notes (Cost $1,664,896)		1,641,810

U.S. GOVERNMENT AGENCIES 4.6%
Federal Home Loan Mortgage Corp.
3.800% due 01/01/2040	19,698	18,567
3.850% due 01/01/2040	11,300	10,688
4.900% due 02/01/2040	1,975	2,071
Federal Home Loan Mortgage Corp. Multifamily ML Certificates
3.260% due 12/25/2038 - 01/25/2039 ~	14,128	11,374
3.541% due 01/25/2043 ~	2,600	1,748
5.469% due 01/25/2042 ~	2,400	1,974

Total U.S. Government Agencies (Cost $46,796)		46,422

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Housing & Redevelopment Authority of Duluth Minnesota 4.950% due 08/01/2042	1,400	1,469

Total Non-Agency Mortgage-Backed Securities (Cost $1,400)		1,469

Total Investments in Securities (Cost $1,797,719)		1,774,475

Total Investments 174.7% (Cost $1,797,719)		$1,774,475
Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (72.0)%		(731,558)
Other Assets and Liabilities, net (2.7)%		(27,361)

Net Assets Applicable to Common Shareholders 100.0%		$1,015,556

Consolidated Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^		Security is in default.
«		Security valued using significant unobservable inputs (Level 3).
µ		All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)		When-issued security.
(b)		Security is not accruing income as of the date of this report.
(c)		Zero coupon security.
(d)		Security becomes interest bearing at a future date.
(e)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

(f)		RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Ammons AT Asheville Highway	0.000%	10/01/2041	01/09/2025	$8,710	$9,039	0.89%
Bellwood Senior Housing	4.280	10/01/2040	05/01/2025	2,585	2,603	0.26
Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019	3.870	11/15/2035	10/26/2020	164	131	0.01
Gladieux Metals Recycling LLC	14.107	10/19/2025	08/20/2025 - 09/30/2025	4,533	3,374	0.33

				$15,992	$15,147	1.49%

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Investments in Securities, at Value
Loan Participations and Assignments		$0	$0	$84,774	$84,774
Municipal Bonds & Notes
Alabama		0	31,004	0	31,004
Alaska		0	4,825	0	4,825
Arizona		0	88,627	0	88,627
Arkansas		0	10,009	0	10,009
California		0	32,154	0	32,154
Colorado		0	63,348	0	63,348
Connecticut		0	5,808	0	5,808
Delaware		0	23,002	0	23,002
District of Columbia		0	18,946	0	18,946
Florida		0	78,863	0	78,863
Georgia		0	71,336	0	71,336
Illinois		0	128,069	0	128,069
Indiana		0	34,833	0	34,833
Iowa		0	27,524	0	27,524
Kansas		0	57	0	57
Kentucky		0	9,948	0	9,948
Louisiana		0	41,681	0	41,681
Maine		0	3,623	0	3,623
Maryland		0	2,160	0	2,160
Massachusetts		0	6,842	0	6,842
Michigan		0	38,094	0	38,094
Minnesota		0	8,268	0	8,268
Mississippi		0	3,842	0	3,842
Missouri		0	31,040	0	31,040
Montana		0	2,780	0	2,780
Multi-State		0	33,217	0	33,217
Nebraska		0	4,549	0	4,549
Nevada		0	13,540	0	13,540
New Hampshire		0	27,408	0	27,408
New Jersey		0	36,042	0	36,042
New York		0	147,389	55	147,444
North Carolina		0	15,857	0	15,857
Ohio		0	67,952	0	67,952
Oklahoma		0	3,613	0	3,613

Consolidated Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2025 (Unaudited)

Oregon	0	8,086	0	8,086
Pennsylvania	0	37,363	0	37,363
Puerto Rico	0	67,617	0	67,617
Rhode Island	0	9,279	0	9,279
South Carolina	0	10,561	0	10,561
South Dakota	0	2,100	0	2,100
Tennessee	0	1,640	0	1,640
Texas	0	249,126	0	249,126
Utah	0	28,687	0	28,687
Virginia	0	19,467	0	19,467
Washington	0	17,230	0	17,230
West Virginia	0	18,472	0	18,472
Wisconsin	0	55,877	0	55,877
U.S. Government Agencies	0	46,422	0	46,422
Non-Agency Mortgage-Backed Securities	0	1,469	0	1,469

Total Investments	$0	$1,689,646	$84,829	$1,774,475

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:
Category and Subcategory	Beginning Balance at 12/31/2024	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$16,299	$54,008	$(70)	$63	$10	$147	$14,317	$0	$84,774	$147
Municipal Bonds & Notes
New York	0	0	0	0	0	55	0	0	55	55
U.S. Government Agencies	1,045	888	0	7	0	34	0	(1,974)	0	0

Totals	$17,344	$54,896	$(70)	$70	$10	$236	$14,317	$(1,974)	$84,829	$202

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$52,534	Discounted Cash Flow	Discount Rate	5.250 - 6.650	6.016
32,240	Recent Transaction	Purchase Price	100.000	—
Municipal Bonds & Notes
New York	55	Expected Recovery	Recovery Rate	25.000	—

Total	$84,829

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

The Fund’s subsidiaries were each formed as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its subsidiaries. Accordingly, the consolidated financial statements include the accounts of the Fund and its subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain investments could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of period end.

Subsidiary	Date of Formation	Subsidiary % of Consolidated Fund Net Assets†
1800 SPV I LLC	06/29/2023	0.7%
1860 SPV I LLC	06/29/2023	2.1%
1830 SPV I LLC	06/29/2023	1.1%

† A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated Pacific Investment Management Company LLC (“PIMCO”) as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In

Notes to Financial Statements (Cont.)

accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance.  Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2025, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Currency Abbreviations:
USD (or $)	United States Dollar

Index/Spread Abbreviations:
TSFR3M	Term SOFR 3-Month

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	CNTY	County Guaranteed	FNMA	Federal National Mortgage Association
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	GNMA	Government National Mortgage Association

AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	PSF	Public School Fund
BAM	Build America Mutual Assurance

Other Abbreviations:
TBA	To-Be-Announced	TBD	To-Be-Determined	TBD%	Interest rate to be determined when loan settles or at the time of funding